May 24, 2018
SUPPLEMENT TO THE PROSPECTUS
and SUMMARY PROSPECTUSES
OF
WELLS FARGO MUNICIPAL INCOME FUNDS
for the WELLS FARGO CALIFORNIA LIMITED-TERM TAX FREE FUND
WELLS FARGO SHORT-TERM MUNICIPAL BOND FUND
WELLS FARGO ULTRA SHORT-TERM MUNICIPAL INCOME FUND
(each a "Fund" togther the "Funds")

 At a meeting held May 22-23, 2018, the Board of Trustees of Wells Fargo Funds Trust approved changes to the Class A sales charge schedule for the Funds, effective August 1, 2018. In connection with this change, the following amendments are made to the Class A and Class C Prospectus and Summary Prospectuses, effective on August 1, 2018:
I. Prospectus and Summary Prospectus Changes

In each Fund's Fund Summary section, the table entitlted Shareholder Fees is replaced with the following:
Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.00%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%
1.	Investments of $250,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 0.40% if redeemed within 12 months from the date of purchase.